Asset Retirement Obligations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Liabilities incurred representing obligations arising from development of the Elga coal deposit	$ 17,509